Other (Charges) Gains, Net	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Other (Charges) Gains, Net
Other (Charges) Gains, Net

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Employee termination benefits	(6)	(22)	(32)
Kelsterbach plant relocation (Note 27)	(7)	(47)	(26)
Plumbing actions (Note 23)	5	6	59
Insurance recoveries (Note 28)	—	—	18
Asset impairments	(8)	(1)	(74)
Plant/office closures	—	—	(4)
Commercial disputes	2	15	13
Other	—	1	—
Total	(14)	(48)	(46)

2012
During the year ended December 31, 2012, the Company recorded $5 million of employee termination benefits, related to the previously announced closure of the Company's acetate flake and acetate tow manufacturing operations at its Spondon, Derby, United Kingdom site (Note 4). Also during the year ended December 31, 2012, the Company concluded that certain long-lived assets were partially impaired at its acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom. Accordingly, the Company wrote down the related property, plant and equipment to its fair value of $3 million, measured at the date of impairment, resulting in long-lived asset impairment losses of $8 million for the year ended December 31, 2012. The Company calculated the fair value using a discounted cash flow model incorporating discount rates commensurate with the risks involved for the reporting unit. This fair value measurement of long-lived assets is classified as a Level 3 measurement under FASB ASC Topic 820. The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections involve significant judgment and are based on management's estimate of current and forecasted market conditions and cost structure.
2011
As a result of the Company’s Pardies, France "Project of Closure" and the previously announced closure of the Company’s acetate flake and acetate tow manufacturing operations at its Spondon, Derby, United Kingdom site (Note 4), the Company recorded $4 million and $4 million, respectively, of employee termination benefits during the year ended December 31, 2011. Additionally, during the year ended December 31, 2011, the Company recorded $8 million of employee termination benefits related to the relocation of the Company's polyacetal ("POM") operations located in Kelsterbach, Germany to Frankfurt Hoechst Industrial Park, Germany (Note 27) and $6 million of employee termination benefits related to a business optimization project which is included in the Other Activities segment.
During the year ended December 31, 2011, the Company received consideration of $17 million in connection with the settlement of a claim against a bankrupt supplier (Note 23). The resolution of this commercial dispute is included in the Acetyl Intermediates segment.
2010
In 2010, the Company concluded that certain long-lived assets were partially impaired at its acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom (Note 4). Accordingly, the Company wrote down the related property, plant and equipment to its fair value of $31 million, measured at the date of impairment, resulting in long-lived asset impairment losses of $72 million for the year ended December 31, 2010. The Company calculated the fair value using a discounted cash flow model incorporating discount rates commensurate with the risks involved for the reporting unit. This fair value measurement of long-lived assets is classified as a Level 3 measurement under FASB ASC Topic 820. The key assumptions used in the discounted cash flow valuation model include discount rates, growth rates, cash flow projections and terminal value rates. Discount rates, growth rates and cash flow projections involve significant judgment and are based on management's estimate of current and forecasted market conditions and cost structure.
As a result of the announced closure of the Company's acetate flake and acetate tow manufacturing operations in Spondon, Derby, United Kingdom (Note 4), the Company recorded $15 million of employee termination benefits during the year ended December 31, 2010.
As a result of the Company's Pardies, France "Project of Closure" (Note 4), the Company recorded exit costs of $12 million during the year ended December 31, 2010, which primarily consisted of $6 million in employee termination benefits, $1 million of long-lived asset impairment losses, $3 million of contract termination costs and $3 million of reindustrialization costs.
As a result of several business optimization projects undertaken by the Company beginning in 2009 and continuing throughout 2010, the Company recorded $11 million in employee termination costs during the year ended December 31, 2010.
Other charges for the year ended December 31, 2010 also included gains of $13 million, net, related to settlements in resolution of commercial disputes. The settlements were recorded in the Company's Consumer Specialties segment.
The changes in the restructuring reserves by business segment are as follows:

	Advanced Engineered Materials	Consumer Specialties	Industrial Specialties	Acetyl Intermediates	Other	Total
	(In $ millions)
Employee Termination Benefits
As of December 31, 2010	3	16	—	24	10	53
Additions	8	4	—	1	8	21
Cash payments	(2)	(2)	—	(20)	(4)	(28)
Other changes	—	—	—	—	(3)	(3)
Exchange rate changes	(1)	—	—	—	—	(1)
As of December 31, 2011	8	18	—	5	11	42
Additions	—	5	—	2	1	8
Cash payments	(2)	(11)	—	(3)	(3)	(19)
Other changes	—	—	—	(1)	(2)	(3)
Exchange rate changes	—	1	—	—	—	1
As of December 31, 2012	6	13	—	3	7	29
Plant/Office Closures
As of December 31, 2010	—	—	—	3	1	4
Additions	—	—	—	—	—	—
Cash payments	—	—	—	(2)	—	(2)
Other changes	—	—	—	—	—	—
Exchange rate changes	—	—	—	—	—	—
As of December 31, 2011	—	—	—	1	1	2
Additions	—	—	—	—	—	—
Cash payments	—	—	—	—	—	—
Other changes	—	—	—	—	(1)	(1)
Exchange rate changes	—	—	—	—	—	—
As of December 31, 2012	—	—	—	1	—	1
Total	6	13	—	4	7	30